SHARE-BASED PAYMENTS - Schedule of number and weighted-average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of Options/Shares
Employee stock options exercised (in shares)	(4,036,191)	(1,461,589)
RSUs
Number of Options/Shares
Beginning balance (in shares)	1,018,974	0
Granted (in shares)	732,553	1,101,085
Vesting (in shares)	(380,949)	(21,079)
Forfeited (in Shares)	(98,989)	(61,032)
Ending balance (in shares)	1,271,589	1,018,974	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares	$ 13.63	$ 0
Granted (in USD per share) | $ / shares	27.69	13.63
Vested (in USD per share) | $ / shares	13.84	13.64
Forfeited (in USD per share) | $ / shares	18.74	13.64
Ending balance (in USD per share) | $ / shares	$ 21.27	$ 13.63	$ 0
PSUs
Number of Options/Shares
Beginning balance (in shares)	1,888,821	0
Granted (in shares)	1,208,391	2,012,596
Vesting (in shares)	(24,141)	(16,412)
Forfeited (in Shares)	(202,986)	(107,363)
Ending balance (in shares)	2,870,085	1,888,821	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares	$ 14.55	$ 0
Granted (in USD per share) | $ / shares	27.32	14.55
Vested (in USD per share) | $ / shares	15.37	14.55
Forfeited (in USD per share) | $ / shares	18.82	14.55
Ending balance (in USD per share) | $ / shares	$ 19.62	$ 14.55	$ 0
2019 & 2023 ESOP
Number of Options/Shares
Beginning balance (in shares)	12,707,243	14,911,455	9,640,694
Granted (in shares)	0	0	5,309,094
Forfeited (in Shares)	(201,148)	(780,114)	(38,333)
Employee stock options exercised (in shares)	(3,631,101)	(1,424,098)	0
Ending balance (in shares)	8,874,994	12,707,243	14,911,455
Exercisable (in shares)	4,505,505	8,299,943	0
Weighted Average Exercise Price/Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares	$ 10.02	$ 9.56	$ 9.16
Granted (in USD per share) | $ / shares	0	0	10.30
Forfeited (in USD per share) | $ / shares	9.48	11.03	10.55
Exercised (in USD per share) | $ / shares	10.14	8.48	0
Ending balance (in USD per share) | $ / shares	9.98	10.02	9.56
Exercisable (in USD per share) | $ / shares	$ 9.90	$ 9.74	$ 0